9. TRANSACTIONS WITH RELATED PARTIES (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Transactions With Related Parties Tables Abstract
Short-term benefits to employees	$ 6,562,202	$ 21,876,904
Contract termination benefit	0	345,466
Senior management remuneration	$ 6,562,202	$ 22,222,370